Long-term debt and capital lease obligations - Long-term debt and capital lease obligations (Details) - EUR (€)	Dec. 31, 2018	Dec. 31, 2017
Long-term Debt and Capital Lease Obligations.
Total long-term debt and capital lease obligations	€ 6,152,034,000	€ 6,678,407,000
Less current portion	(1,106,519,000)	(883,535,000)
Long-term debt and capital lease obligations, less current portion	5,045,515,000	5,794,872,000
Amended 2012 credit agreement
Long-term Debt and Capital Lease Obligations.
Total long-term debt and capital lease obligations	1,887,357,000	2,017,952,000
Bonds
Long-term Debt and Capital Lease Obligations.
Total long-term debt and capital lease obligations	3,700,446,000	3,810,483,000
Convertible Bonds
Long-term Debt and Capital Lease Obligations.
Total long-term debt and capital lease obligations	393,232,000	386,984,000
Accounts Receivable Facility
Long-term Debt and Capital Lease Obligations.
Total long-term debt and capital lease obligations	0	293,673,000
Capital lease obligations
Long-term Debt and Capital Lease Obligations.
Total long-term debt and capital lease obligations	36,144,000	37,704,000
Other
Long-term Debt and Capital Lease Obligations.
Total long-term debt and capital lease obligations	134,855,000	131,611,000
Less current portion	€ (7,621,000)	€ (4,453,000)